Offerings	Mar. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Amount Registered | shares	2,595,130
Proposed Maximum Offering Price per Unit	4.52495
Maximum Aggregate Offering Price	$ 11,742,833.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,621.69
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Act”) this Registration Statement also covers such additional shares of common stock, par value $0.0001 per share (“Common Stock”) as may be issued to prevent dilution from stock splits, stock dividends, recapitalization and other similar transactions.Represents 2,595,130 additional shares of Common Stock reserved for issuance under the CAMP4 Therapeutics Corporation 2024 Equity Incentive Plan (the “2024 Plan”) on January 1, 2026, pursuant to an “evergreen” provision contained in the 2024 Plan, which provides that on January 1st of each year during the term of the 2024 Plan beginning in 2025, the number of shares of Common Stock available for issuance under the 2024 Plan will automatically increase in an amount equal to the lesser of (A) five percent of the number of shares of Common Stock outstanding as of the immediately preceding December 31st and (B) the number of shares of Common Stock determined by the board of directors of the Registrant on or prior to such date for such year.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Act based on the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Market on February 26, 2026 to be $4.8299 and $4.22, respectively.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Amount Registered | shares	519,026
Proposed Maximum Offering Price per Unit	4.52495
Maximum Aggregate Offering Price	$ 2,348,566.7
Fee Rate	0.01381%
Amount of Registration Fee	$ 324.34
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Act”) this Registration Statement also covers such additional shares of common stock, par value $0.0001 per share (“Common Stock”) as may be issued to prevent dilution from stock splits, stock dividends, recapitalization and other similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Act based on the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Global Market on February 26, 2026 to be $4.8299 and $4.22, respectively.Represents 519,026 additional shares of Common Stock reserved for issuance under the CAMP4 Therapeutics Corporation 2024 Employee Stock Purchase Plan (the “ESPP”) on January 1, 2026, pursuant to an “evergreen” provision contained in the ESPP, which provides that on January 1st of each year during the term of the ESPP beginning in 2025, the number of shares of Common Stock available for issuance under the ESPP will automatically increase in an amount equal to the lesser of (A) one percent of the number of shares of Common Stock outstanding as of the immediately preceding December 31st and (B) the number of shares of Common Stock determined by the board of directors of the Registrant on or prior to such date for such year.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Amount Registered | shares	80,000
Proposed Maximum Offering Price per Unit	4.39
Maximum Aggregate Offering Price	$ 351,200
Fee Rate	0.01381%
Amount of Registration Fee	$ 48.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Act”) this Registration Statement also covers such additional shares of common stock, par value $0.0001 per share (“Common Stock”) as may be issued to prevent dilution from stock splits, stock dividends, recapitalization and other similar transactions.Consists of shares of common stock of the Registrant issuable under new hire inducement stock option awards as an inducement material to entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4).Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Act based on the exercise price of the inducement stock option, which is equal to the closing price of the Registrant’s Common Stock on the Nasdaq Global Market on the applicable grant date.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Amount Registered | shares	92,000
Proposed Maximum Offering Price per Unit	6.01
Maximum Aggregate Offering Price	$ 552,920
Fee Rate	0.01381%
Amount of Registration Fee	$ 76.46
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Act”) this Registration Statement also covers such additional shares of common stock, par value $0.0001 per share (“Common Stock”) as may be issued to prevent dilution from stock splits, stock dividends, recapitalization and other similar transactions.Consists of shares of common stock of the Registrant issuable under new hire inducement stock option awards as an inducement material to entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4).Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Act based on the exercise price of the inducement stock option, which is equal to the closing price of the Registrant’s Common Stock on the Nasdaq Global Market on the applicable grant date.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Amount Registered | shares	8,000
Proposed Maximum Offering Price per Unit	5.78
Maximum Aggregate Offering Price	$ 46,240
Fee Rate	0.01381%
Amount of Registration Fee	$ 6.39
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Act”) this Registration Statement also covers such additional shares of common stock, par value $0.0001 per share (“Common Stock”) as may be issued to prevent dilution from stock splits, stock dividends, recapitalization and other similar transactions.Consists of shares of common stock of the Registrant issuable under new hire inducement stock option awards as an inducement material to entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4).Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Act based on the exercise price of the inducement stock option, which is equal to the closing price of the Registrant’s Common Stock on the Nasdaq Global Market on the applicable grant date.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Amount Registered | shares	8,000
Proposed Maximum Offering Price per Unit	3.85
Maximum Aggregate Offering Price	$ 30,800
Fee Rate	0.01381%
Amount of Registration Fee	$ 4.25
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Act”) this Registration Statement also covers such additional shares of common stock, par value $0.0001 per share (“Common Stock”) as may be issued to prevent dilution from stock splits, stock dividends, recapitalization and other similar transactions.Consists of shares of common stock of the Registrant issuable under new hire inducement stock option awards as an inducement material to entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4).Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Act based on the exercise price of the inducement stock option, which is equal to the closing price of the Registrant’s Common Stock on the Nasdaq Global Market on the applicable grant date.